UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23289

Angel Oak Strategic Credit Fund

(Exact name of registrant as specified in charter)

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Dory Black

c/o Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, GA 30305

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

(404)-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: April 30, 2018

Item 1. Schedule of Investments.

Angel Oak Strategic Credit Fund

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities — 7.08%
GSAA Home Equity Trust, Series 2006-15, Class AF6, 5.876%, 9/25/2036 (a)	$54,259	$26,557
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (b)	182,958	100,834
Mosaic Solar Loan Trust, Series 2018-1A, Class C, 0.000%, 6/22/2043 (c)(d)	350,000	290,659

TOTAL ASSET-BACKED SECURITIES — (Cost — $415,026)		418,050

Collateralized Loan Obligations — 25.69%
Ares XLIV CLO Ltd., Series 2017-44A, Class E, 10.398% (3 Month LIBOR USD + 8.050%), 10/15/2029 (c)(e)	500,000	501,304
MMCF CLO LLC, Series 2017-1A, Class D, 8.728% (3 Month LIBOR USD + 6.380%), 1/15/2028 (Acquired 2/16/2018, Cost $99,020) (c)(e)(f)	100,000	99,049
Monroe Capital MML CLO VI Ltd., Series 2018-1A, Class E, 9.025% (3 Month LIBOR USD + 6.900%), 4/15/2030 (Acquired 2/1/2018, Cost $245,000) (c)(e)(f)	250,000	245,504
OZLM VI Ltd., Series 2014-6A, Class ES, 10.993% (3 Month LIBOR USD + 8.640%), 4/17/2031 (Acquired 4/11/2018, Cost $282,091) (c)(e)(f)	300,000	282,736
TICP CLO Ltd., Series 2018-IA, Class E, 10.362% (3 Month LIBOR USD + 8.000%), 4/26/2028 (Acquired 4/17/2018, Cost $293,250) (c)(e)(f)	300,000	291,842
York CLO Ltd., Series 2015-1A, Class F, 9.612% (3 Month LIBOR USD + 7.250%), 1/22/2031 (Acquired 2/8/2018, Cost $97,151) (c)(e)(f)	100,000	95,778

TOTAL COLLATERALIZED LOAN OBLIGATIONS — (Cost — $1,519,021)		1,516,213

Collateralized Mortgage Obligations — 44.25%
Alternative Loan Trust, Series 2007-20, Class A1, 2.397% (1 Month LIBOR USD + 0.500%), 8/25/2047 (e)	378,604	253,634
American Home Mortgage Investment Trust, Series 2006-2, Class 1A2, 2.217% (1 Month LIBOR USD + 0.320%), 6/25/2046 (e)	467,302	213,164
Bellemeade Re Ltd., Series 2017-1, Class M2, 5.247% (1 Month LIBOR USD + 3.350%), 10/25/2027 (c)(e)	310,000	319,941
Commercial Mortgage Trust, Series 2015-CR26, Class D, 3.643%, 10/13/2048 (b)	150,000	115,153
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-1, Class 1A4B, 2.227% (1 Month LIBOR USD + 0.330%), 8/25/2037 (e)	108,708	87,128
GS Mortgage Securities Trust, Series 2015-GC34, Class D, 2.979%, 10/13/2048	500,000	368,646
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7, Class LAK1, 6.297% (1 Month LIBOR USD + 4.400%), 5/15/2028 (c)(e)	100,000	100,500
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7, Class LAK2, 7.297% (1 Month LIBOR USD + 5.400%), 5/15/2028 (c)(e)	100,000	100,465
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class F, 5.897% (1 Month LIBOR USD + 4.000%), 2/15/2035 (c)(e)	100,000	101,199
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/2050 (c)	250,000	196,792
RBSSP Resecuritization Trust, Series 2009-10, Class 2A2, 2.000%, 1/26/2037 (b)(c)	300,159	203,728
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	104,388	100,566
Residential Asset Securitization Trust, Series 2006-A8, Class 2A7, 6.500%, 8/25/2036	330,774	202,219
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M6, 7.260%, 4/25/2048 (c)	249,241	248,771

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS — (Cost — $2,635,208)		2,611,906

Corporate Obligations — 10.02%
Financial — 10.02%
Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/1/2025 (c)	100,000	99,720
Hunt Cos, Inc., Acquired 01/26/2018 through 02/22/2018, Cost, 6.250%, 2/15/2026 (c)	200,000	191,500
WT Holdings, Inc., 7.000%, 4/30/2023 (c)	300,000	300,000

TOTAL CORPORATE OBLIGATIONS — (Cost — $590,007)		591,220

Mortgage Backed Securities—U.S. Government Agency Issues—6.43%
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M2, 4.547% (1 Month LIBOR USD + 2.650%), 12/26/2029 (e)	100,000	103,853
Federal Home Loan Mortgage Corp., Series 2017-HQA3, Class M2, 4.247% (1 Month LIBOR USD + 2.350%), 4/25/2030 (e)	100,000	102,546
Federal Home Loan Mortgage Corp., Series 2018-HQA1, Class B1, 6.247% (1 Month LIBOR USD + 4.350%), 9/25/2030 (e)	170,000	172,871

TOTAL MORTGAGE BACKED SECURITIES — U.S. GOVERNMENT AGENCY ISSUES — (Cost — $377,432)		379,270

	Shares
Preferred Stocks — 5.08%
Real Estate Investment Trusts — 5.08%
Sutherland Asset Management Corp., 6.500%, 4/30/2021	12,000	300,000

TOTAL PREFFERED STOCKS (Cost — $300,000)		300,000

Short-Term Investments — 1.11%
Money Market Funds — 1.11%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 1.570% (g)	65,491	65,491

TOTAL SHORT-TERM INVESTMENTS (Cost — $65,491)		65,491

TOTAL INVESTMENTS — 99.66% (Cost — $5,902,185)		5,882,150
Other Assets in Excess of Liabilities — 0.34%		20,356

NET ASSETS — 100.00%		$5,902,506

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2018.
(b)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2018.
(c)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2018, the value of these securities amounted to $3,669,487 or 62.17% of net assets.
(d)	Principal Only Security.
(e)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of April 30, 2018.
(f)	Illiquid Security. At April 30, 2018, the value of these securities amounted to $1,014,909 or 17.19% of net assets.
(g)	Rate disclosed is the seven day yield as of April 30, 2018.

The cost basis of investments for federal income tax purposes at April 30, 2018 was as follows*:	Total Portfolio^
Tax Cost	$5,902,185

Gross unrealized appreciation	20,364
Gross unrealized depreciation	(37,422)

Net unrealized depreciation	$(17,058)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
^	Total portfolio represents aggregated amounts of Fund’s investments and futures.

Angel Oak Strategic Credit Fund

Schedule of Open Futures Contracts

April 30, 2018 (Unaudited)

Long Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Unrealized Appreciation

10 Year ERIS Aged Standard Swap Future	September 2025	1	$96,892	$2,112
10 Year ERIS Aged Standard Swap Future	June 2027	2	223,913	865

				$2,977

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a Pricing Service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the“Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Valuation Committee reports quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2018:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$418,050	$—	$418,050
Collateralized Loan Obligations	—	1,516,213	—	1,516,213
Collateralized Mortgage Obligations	—	2,611,906	—	2,611,906
Corporate Obligations	—	591,220	—	591,220
Mortgage-Backed Securities—U.S. Government Agency Issues	—	379,270	—	379,270
Preferred Stocks	—	300,000	—	300,000
Short-Term Investments	65,491	—	—	65,491
Total	65,491	5,816,659	—	5,882,150
Other Financial Instruments*
Assets
Futures Contracts	$2,977	$—	$—	$2,977

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2018, the Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities at April 30, 2018 (Unaudited)

GAAP requires disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.

During the period, the Fund entered into futures to hedge various investments for risk management.

Fair Values of Derivative Instruments in the Fund as of April 30, 2018:

Derivatives	Type of Derivative Risk	Asset Derivatives	Value
Futures Contracts	Interest Rate	Unrealized appreciation on futures contracts	$2,977

The average monthly notional value of long futures contracts during the period ended April 30, 2018, was $128,182.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Strategic Credit Fund

By (Signature and Title)	/s/ Dory Black

Dory Black, President (Principal Executive Officer)

Date	6/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dory Black

Dory Black, President (Principal Executive Officer)

Date	6/20/2018

By (Signature and Title)*	/s/ Daniel Fazioli

Daniel Fazioli, Treasurer (Principal Financial Officer)

Date	6/20/2018

*	Print the name and title of each signing officer under his or her signature.